Stock Incentive and Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Outstanding Activity
The following table summarizes stock option activity during the year ended December 31, 2024 (shares in thousands):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life, in years	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	33,124	$4.38	7.5	$7,459
Granted	4,515	$0.95
Exercised	(154)	$1.48
Forfeited/Cancelled	(1,500)	$4.59
Outstanding as of December 31, 2024	35,985	$3.95	6.4	$—

Vested and expected to vest as of December 31, 2024	35,985	$3.95	6.4	$—

Exercisable as of December 31, 2024	25,452	$3.23	5.5	$—

Schedule of estimate stock-based compensation on the date of grant for stock options and ESPP
The following assumptions were used in the Black-Scholes options pricing model to estimate stock-based compensation on the date of grant for stock options and ESPP:

Year Ended December 31, 2024
Stock options:
Expected dividend yield	0.00%
Expected volatility	72.00%–119.08%
Risk-free interest rate	3.79%–4.71%
Term of options (in years)	3.0–6.3
Employee stock purchase plan:
Expected dividend yield	0.00%
Expected volatility	129.30%
Risk-free interest rate	5.39%
Expected life (in years)	0.50